Commitments and Contingencies Contingent Payments (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Other Commitments [Line Items]
Payment to option holder, percentage of EBITDA	1.00%
Diamond Jo Worth
Other Commitments [Line Items]
Parking Spaces	$ 65